CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Nov. 21, 2012
Share-based compensation	¥ 157,286	$ 22,654	¥ 185,372	¥ 134,632
Cost of revenues [Member]
Share-based compensation	15,894	2,289	23,963	18,037
Research and development expenses [Member]
Share-based compensation	78,816	11,352	70,951	54,141
Sales and marketing expenses [Member]
Share-based compensation	3,107	448	3,283	2,807
General and administrative expenses [Member]
Share-based compensation	¥ 59,469	$ 8,565	¥ 87,175	¥ 59,647
Class A common shares [Member]
Number of common shares represented by each ADS	20	20	20	20	20